RELATED PARTY TRANSACTIONS (Summary of Provided Services) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Revenues	$ 3,224,796	$ 2,674,032
Selling, general and administrative expenses	1,026,677	637,109
Net loss	(35,227)	0
Interest Expense, Operating and Nonoperating	229,605	134,084
EGH And Its Subsidiaries [Member]
Related Party Transaction [Line Items]
Revenues	4,215	1,847
Direct Operating Costs	16,667	12,943
Selling, general and administrative expenses	23,353	25,310
Net loss	(47,417)	(43,801)
Interest Expense, Operating and Nonoperating	11,612	7,395
Euroleague Ventures S.A. [Member]
Related Party Transaction [Line Items]
Revenues	21,000	18,600
Direct Operating Costs	300	1,600
Accounts Receivable, after Allowance for Credit Loss	$ 7,300	$ 7,700